Employee Benefit Plans - Assumptions used to calculate liabilities (Details)	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Discount rate	2.20%	0.40%
Expected return on plan assets	3.80%	1.50%
Inflation	1.80%	1.10%
Long-term expected rate of salary increase	2.30%	1.60%